SUBSEQUENT EVENTS - CoreWeave Agreement (Details)	1 Months Ended
Mar. 31, 2024 vote
CoreWeave | Subsequent Event
Subsequent Event [Line Items]
Hosting agreement, power supply to be supplied	16